Adoption of Accounting Pronouncement - Effect of adoption on previously reported amounts - Income statement (Details) - USD ($) $ in Thousands			12 Months Ended
		Jan. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net losses and loss expenses	[1]		$ 4,990,208	$ 4,725,872	$ 4,851,040
Market risk benefit gains			(7,079)	(121,211)	(19,873)
Acquisition costs (1)	[1]		1,563,107	1,537,213	1,391,502
Net foreign exchange losses			42,542	14,774	36,498
Total expenses			7,117,601	6,635,621	6,722,176
(Loss) income before taxes and interest in earnings of equity method investments			2,005,235	(908,678)	677,360
Income tax benefit (expense)			327,924	(41,895)	(39,967)
Net income (loss)			2,318,119	(939,752)	764,188
Net income (loss) attributable to common shareholder			2,308,369	(949,502)	720,261
Change in currency translation adjustment			(3,180)	5,670	44,160
Change in discount rate for liability for future policy benefits, net of tax			(49,984)	99,250	53,053
Change in instrument-specific credit risk for market risk benefits, net of tax			4,843	49,794	3,825
Comprehensive income (loss)			$ 2,254,767	(772,465)	888,405
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net losses and loss expenses				4,747,403	4,883,984
Market risk benefit gains				0	0
Acquisition costs (1)				1,540,681	1,386,832
Net foreign exchange losses				29,402	30,883
Total expenses				6,796,459	6,764,708
(Loss) income before taxes and interest in earnings of equity method investments				(1,069,516)	634,828
Income tax benefit (expense)				(31,334)	(38,219)
Net income (loss)				(1,090,029)	723,404
Net income (loss) attributable to common shareholder				(1,099,779)	679,477
Change in currency translation adjustment				9,464	43,120
Change in discount rate for liability for future policy benefits, net of tax				0	0
Change in instrument-specific credit risk for market risk benefits, net of tax				0	0
Comprehensive income (loss)				(1,067,992)	789,703
Accounting Standards Update 2018-12 | LDTI Impact
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net losses and loss expenses				(21,531)	(32,944)
Market risk benefit gains		$ (8,095)		(121,211)	(19,873)
Acquisition costs (1)				(3,468)	4,670
Net foreign exchange losses				(14,628)	5,615
Total expenses				(160,838)	(42,532)
(Loss) income before taxes and interest in earnings of equity method investments				160,838	42,532
Income tax benefit (expense)				(10,561)	(1,748)
Net income (loss)				150,277	40,784
Net income (loss) attributable to common shareholder				150,277	40,784
Change in currency translation adjustment				(3,794)	1,040
Change in discount rate for liability for future policy benefits, net of tax				99,250	53,053
Change in instrument-specific credit risk for market risk benefits, net of tax				49,794	3,825
Comprehensive income (loss)				$ 295,527	$ 98,702

[1]	See Note 21 for additional information regarding related party transactions.